Income tax - Effect of preferential tax (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Tax effect of preferential tax treatment	¥ 9,043	¥ (7,210)	¥ (14,855)
Basic net (loss)/income per share effect	¥ 0.02	¥ (0.02)	¥ (0.04)
Diluted net (loss)/income per share effect	¥ 0.02	¥ (0.02)	¥ (0.04)